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[LOGO OF Dechert]                                 Washington, DC 20006-2401
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                                                  +1  202  261  3333  Fax
                                                  www.dechert.com

                                                  ------------------------------

                                                  JULIEN BOURGEOIS

                                                  julien.bourgeois@dechert.com
                                                  +1  202  261  3451  Direct
                                                  +1  202  261  3151  Fax

September 23, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:     Rydex ETF Trust (File No. 811-21261) (the "Trust")

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material ("Proxy Materials") for a Joint Special Meeting of Shareholders ("Meeting") of the Trust to be held on November 22, 2011.

The Meeting is being held for the purpose of asking shareholders: (i) to approve a new Investment Advisory Agreement between Security Investors, LLC and the Trust, on behalf of each series of the Trust in connection with a corporate transaction that may result in a change in control; (ii) to elect nominees to the Board of Trustees of the Trust; and (iii) to approve a "manager of managers" arrangement.

No fee is required in connection with this filing. Should you have any questions or comments, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois
--------------------

Julien Bourgeois
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